UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     August 9, 2005

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   45

FORM 13F INFORMATION TABLE VALUE TOTAL:   $122,176,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101     2894 40030.0000SH      SOLE               35980.0000         4050.0000
AETNA INC NEW COM              COM              00817Y108      305 3680.0000SH       SOLE                 880.0000         2800.0000
ALCOA INC COM                  COM              013817101     2947 112785.0000SH     SOLE              100245.0000        12540.0000
BRISTOL MYERS SQUIBB COM       COM              110122108     3881 155365.0000SH     SOLE              140665.0000        14700.0000
CATERPILLAR INC DEL COM        COM              149123101     3482 36535.0000SH      SOLE               32035.0000         4500.0000
CHEVRON CORP COM               COM              166764100     3970 71000.0000SH      SOLE               62800.0000         8200.0000
CISCO SYS INC COM              COM              17275R102      407 21320.0000SH      SOLE                5520.0000        15800.0000
CITIGROUP INC COM              COM              172967101     3800 82193.0000SH      SOLE               72273.0000         9920.0000
CONAGRA FOODS INC COM          COM              205887102     3171 136900.0000SH     SOLE              119650.0000        17250.0000
CONOCOPHILLIPS COM             COM              20825C104     4845 84284.0000SH      SOLE               74934.0000         9350.0000
CONSOLIDATED EDISON COM        COM              209115104     2904 62000.0000SH      SOLE               62000.0000
DELL INC COM                   COM              24702R101      476 12060.0000SH      SOLE                2930.0000         9130.0000
DOW CHEM CO COM                COM              260543103     2763 62050.0000SH      SOLE               62050.0000
DU PONT E I DE NEMOURS COM     COM              263534109     1240 28840.0000SH      SOLE               28840.0000
EMERSON ELEC CO COM            COM              291011104     2925 46710.0000SH      SOLE               42780.0000         3930.0000
EXELON CORP COM                COM              30161N101     4139 80640.0000SH      SOLE               70690.0000         9950.0000
EXXON MOBIL CORP COM           COM              30231G102     5578 97060.0000SH      SOLE               89860.0000         7200.0000
FREDDIE MAC                    COM              313400301      493 7560.0000SH       SOLE                1760.0000         5800.0000
GENERAL ELEC CO COM            COM              369604103     3324 95930.0000SH      SOLE               84180.0000        11750.0000
HEWLETT PACKARD CO COM         COM              428236103     3862 164250.0000SH     SOLE              143850.0000        20400.0000
INTEL CORP COM                 COM              458140100      309 11885.0000SH      SOLE                2635.0000         9250.0000
INTERNATIONAL BUS MACH COM     COM              459200101      424 5720.0000SH       SOLE                1650.0000         4070.0000
JOHNSON & JOHNSON COM          COM              478160104     3424 52680.0000SH      SOLE               47920.0000         4760.0000
JPMORGAN CHASE & CO COM        COM              46625H100     3257 92225.0000SH      SOLE               80775.0000        11450.0000
KIMBERLY CLARK CORP COM        COM              494368103     3583 57250.0000SH      SOLE               50250.0000         7000.0000
LINCOLN NATL CORP IND COM      COM              534187109     4308 91815.0000SH      SOLE               83475.0000         8340.0000
MCGRAW HILL COS INC COM        COM              580645109     3628 81980.0000SH      SOLE               72580.0000         9400.0000
MERCK & CO INC COM             COM              589331107     3336 108320.0000SH     SOLE               94720.0000        13600.0000
MICROSOFT CORP COM             COM              594918104      489 19670.0000SH      SOLE                5020.0000        14650.0000
NATIONAL FUEL GAS N J COM      COM              636180101     4425 153065.0000SH     SOLE              136615.0000        16450.0000
PEOPLES ENERGY CORP COM        COM              711030106     3116 71690.0000SH      SOLE               68490.0000         3200.0000
PEPSICO INC                    COM              713448108      449 8320.0000SH       SOLE                1780.0000         6540.0000
PFIZER INC COM                 COM              717081103     3742 135695.0000SH     SOLE              115975.0000        19720.0000
PITNEY BOWES INC COM           COM              724479100     3303 75850.0000SH      SOLE               66400.0000         9450.0000
PNC FINL SVCS GROUP COM        COM              693475105      501 9200.0000SH       SOLE                9200.0000
PROCTER & GAMBLE CO COM        COM              742718109     2994 56750.0000SH      SOLE               50000.0000         6750.0000
PUBLIC SVC ENTERPRISE COM      COM              744573106      367 6040.0000SH       SOLE                6040.0000
SBC COMMUNICATIONS INC COM     COM              78387G103     3019 127100.0000SH     SOLE              127100.0000
SYSCO CORP COM                 COM              871829107     3428 94710.0000SH      SOLE               82920.0000        11790.0000
UNITED TECHNOLOGIES CP COM     COM              913017109     3511 68370.0000SH      SOLE               61370.0000         7000.0000
US BANCORP DEL COM NEW         COM              902973304     3881 132916.0000SH     SOLE              116916.0000        16000.0000
VERIZON COMMUNICATIONS COM     COM              92343V104      241 6986.0000SH       SOLE                6986.0000
WELLS FARGO & CO NEW COM       COM              949746101     3422 55565.0000SH      SOLE               48655.0000         6910.0000
WEYERHAEUSER CO COM            COM              962166104      251 3950.0000SH       SOLE                3950.0000
WYETH COM                      COM              983024100      713 16020.0000SH      SOLE               16020.0000
COMPANIA ANONM TEL VEN SPON AD ADR              204421101      456    24090 SH       SOLE                     5190             18900
GLAXOSMITHKLINE PLC SPONSORED  ADR              37733W105      283     5840 SH       SOLE                     2640              3200
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